INVESTMENT	3 Months Ended
Mar. 31, 2016
Schedule of Investments [Abstract]
INVESTMENT
5	INVESTMENT

On February 11, 2016, the Company entered into a consulting agreement with a newly formed Delaware corporation, Yogipay Corporation (“Yogipay”), in terms of the consulting agreement the Company will provide access to its considerable expertise in the payments services business to Yogipay in exchange for 3,000,000 shares of the newly formed entity which represents a 15% ownership interest in Yogipay at the date of entering into the agreement. The shares were valued at $3,000 at the date of the agreement and approximates it fair value at March 31, 2016. The investment is accounted for under the cost method of accounting.